UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006

Check here if Amendment [ ]; Amendment Number: __________
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Roark, Rearden & Hamot Capital Management, LLC*
Address:      420 Boylston Street
              Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seth W. Hamot
Title:        Managing member of Roark, Rearden & Hamot Capital Management, LLC, the management company to Costa Brava Partnership III L.P.
Phone:        (617) 595-4400

Signature, Place, and Date of Signing:

/s/ SETH W. HAMOT             Boston, MA                   November 14, 2006
----------------------        ----------------             ------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $112,789
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number      Name

         1           28-11734                  Costa Brava Partnership III L.P.
         2           28-11736                  Roark, Rearden & Hamot, LLC
         3           28-11733                  Seth W. Hamot

                                              Form 13F Information Table as of 9/30/06

                                                                             Market
                                                                 SH/ PRN   Value Long  Investment   Other        Voting Authority
Description                         Title of Class   Cusip        Amount      x1000    Discretion  Managers   Sole    Shared    None
BAIRNCO CORP                        COM              057097107     21,700       260       Sole                21,700
BALDWIN TECHNOLOGY INC.             CL A             058264102    510,040     2,953       Sole               510,040
BOFI HLDG INC                       COM              05566U108    150,456       978       Sole               150,456
BRADLEY PHARMACEUTICALS INC         COM              104576103  1,607,700    25,595       Sole             1,607,700
CCA INDS INC                        COM              124867102    465,750     4,494       Sole               465,750
CF INDS HOLDINGS INC                COM              125269100    325,000     5,548       Sole               325,000
CUTTER & BUCK INC                   COM              232217109    194,000     1,876       Sole               194,000
DG FASTCHANNEL INC                  COM              23326R109    549,325     5,795       Sole               549,325
GLOBAL-TECH APPLIANCES INC          ORD              G39320109    590,700     1,435       Sole               590,700
HIGHWAY HLDS LTD                    ORD              G4481U106     58,017       197       Sole                58,017
I-MANY INC                          COM              44973Q103    771,638     1,543       Sole               771,638
MESA AIR GROUP INC                  COM              590479101  1,006,321     7,809       Sole             1,006,321
NEVADA GOLD & CASINOS INC           COM NEW          64126Q206    145,500       703       Sole               145,500
OCWEN FNL CORP                      COM NEW          675746309  1,083,100    16,138       Sole             1,083,100
OPTIMAL GROUP INC                   CL A NEW         68388R208    820,300     9,647       Sole               820,300
ORANGE 21 INC                       COM              685317109    508,897     2,504       Sole               508,897
PARLUX FRAGRANCES INC               COM              701645103     75,000       382       Sole                75,000
PEAK INTL LTD                       ORD              G69586108    614,695     1,856       Sole               614,695
PECO II INC                         COM              705221109  1,490,448     1,848       Sole             1,490,448
QLT INC                             COM              746927102    579,556     4,405       Sole               579,556
S1 CORPORATION                      COM              78463B101    234,191     1,080       Sole               234,191
TECHTEAM GLOBAL INC                 COM              878311109  1,202,094     9,448       Sole             1,202,094
TELULAR CORP                        COM NEW          87970T208      9,400        20       Sole                 9,400
TERRA INDS INC                      COM              880915103    132,600     1,022       Sole               132,600
TRANCEND SERVICES INC               COM NEW          893929208    190,327       417       Sole               190,327
TUCOWS INC                          COM              898697107  2,438,700     2,122       Sole             2,438,700
UNIFI INC                           COM              904677101  1,077,300     2,586       Sole             1,077,300
UNITED CAPITAL CORP                 COM              909912107      4,800       128       Sole                 4,800

                                                     Total                  112,789